Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	Feb. 12, 2020	Jan. 17, 2020	Dec. 09, 2019	Sep. 10, 2019	Mar. 23, 2020	Feb. 29, 2020	Feb. 21, 2020	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2020	Feb. 20, 2020	Jan. 01, 2020
Subsequent Events
Impairment on assets held for sale								$ 18,431	$ 18,431	$ 0	$ 0
Write down of intangible assets									17,967
Goodwill, Impairment Loss									468
Stock Issued During Period, Shares, New Issues			49,680,000	39,675,000
Proceeds from Warrant Exercises									1,582	$ 1,574	$ 9,058
Markmonitor Business
Subsequent Events
Impairment on assets held for sale								18,431
Write down of intangible assets								17,967
Goodwill, Impairment Loss								468
Current Assets Reclassified To Assets Held-for-sale, Not Part of Disposal Group, Current								2,274	2,274
Noncurrent Assets Reclassified To Assets Held-for-sale, Not Part of Disposal Group, Current								28,345	28,345
Current Liabilities Reclassified To Liabilities Held-for-sale, Not Part of Disposal Group, Current								21,170	21,170
Noncurrent Liabilities Reclassified To Liabilities Held-for-sale, Not Part of Disposal Group, Current								$ 5,698	$ 5,698
Subsequent Event
Subsequent Events
Stock Issued During Period, Shares, New Issues					4,749,616
Class of Warrant or Right, Outstanding							24,132,666
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right							1						0.4626
Proceeds from Warrant Exercises							$ 277,526
Subsequent Event | The Revolving Credit Facility
Subsequent Events
Repayments of Lines of Credit	$ 65,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 250,000
Subsequent Event | Onex and Baring [Member]
Subsequent Events
Beneficial Ownership Interest Percentage						38.30%
Ownership interest in combined entity						59.30%
Subsequent Event | Public Offering [Member]
Subsequent Events
Stock Issued During Period, Shares, New Issues						27,600,000
Sale of Stock, Price Per Share						$ 20.25
Proceeds from Issuance of Common Stock						$ 540,736
Stock Issuance Costs						$ 18,164
Class of Warrant or Right, Redemption Price Per Warrant													$ 0.01
Subsequent Event | Decision Resources Group
Subsequent Events
Business Combination, Consideration Transferred		$ 950,000
Payments to Acquire Businesses, Gross		900,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 50,000
Subsequent Event | Decision Resources Group | Term Loan Facility
Subsequent Events
Debt Instrument, Face Amount												$ 360,000
Subsequent Event | Markmonitor Business
Subsequent Events
Purchase price														$ 3,751